Commitments and Contingencies - Commitments (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Future minimum commitments under non-cancellable agreements
2019	¥ 68,882
2020	44,859
2021	41,059
2022	20,655
2023 and thereafter	4,355
Total	179,810
Rental
Future minimum commitments under non-cancellable agreements
2019	38,222
2020	38,270
2021	38,314
2022	18,980
Total	133,786
Bandwidth Purchases
Future minimum commitments under non-cancellable agreements
2019	2,938
2020	2,191
2021	2,191
2022	1,187
Total	8,507
Cooperation with Phoenix TV Group
Future minimum commitments under non-cancellable agreements
2019	3,249
2020	1,375
Total	4,624
Content Purchases
Future minimum commitments under non-cancellable agreements
2019	12,820
2020	2,950
2021	547
2022	485
2023 and thereafter	4,355
Total	21,157
Others
Future minimum commitments under non-cancellable agreements
2019	11,653
2020	73
2021	7
2022	3
Total	¥ 11,736